Equity (Details) - Schedule of the estimated fair values of the warrants measured	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Equity (Details) - Schedule of the estimated fair values of the warrants measured [Line Items]
Exercise price (in Dollars per share)	$ 3
Minimum [Member]
Equity (Details) - Schedule of the estimated fair values of the warrants measured [Line Items]
Exercise price (in Dollars per share)	5
Maximum [Member]
Equity (Details) - Schedule of the estimated fair values of the warrants measured [Line Items]
Exercise price (in Dollars per share)	$ 10.56
Warrants [Member]
Equity (Details) - Schedule of the estimated fair values of the warrants measured [Line Items]
Expected dividend yield (in Dollars) | $	$ 0
Warrants [Member] | Minimum [Member]
Equity (Details) - Schedule of the estimated fair values of the warrants measured [Line Items]
Stock price at time of issuance (in Dollars per share)	$ 0.283
Expected term	2 years
Expected average volatility	75.00%
Risk-free interest rate	0.16%
Warrants [Member] | Maximum [Member]
Equity (Details) - Schedule of the estimated fair values of the warrants measured [Line Items]
Stock price at time of issuance (in Dollars per share)	$ 1.602
Expected term	5 years
Expected average volatility	95.00%
Risk-free interest rate	1.08%
Stock options [Member]
Equity (Details) - Schedule of the estimated fair values of the warrants measured [Line Items]
Expected dividend yield (in Dollars) | $	$ 0
Stock options [Member] | Minimum [Member]
Equity (Details) - Schedule of the estimated fair values of the warrants measured [Line Items]
Expected term	5 years 6 months
Expected average volatility	70.00%
Risk-free interest rate	1.10%
Stock options [Member] | Maximum [Member]
Equity (Details) - Schedule of the estimated fair values of the warrants measured [Line Items]
Expected term	10 years
Expected average volatility	79.00%
Risk-free interest rate	1.51%